Stock Based Compensation (Restricted Stock Rollforward) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted stock outstanding, beginning balance	13,810	9,300
Restricted stock, granted	8,450	6,650
Restricted stock, vested	(3,120)	(1,860)
Restricted stock, forfeited	(450)	(280)
Restricted stock outstanding, ending balance	18,690	13,810
Restricted stock outstanding, weighted-average grant date fair value, beginning balance	$ 28.82	$ 29.08
Restricted stock, granted, weighted-average grant date fair value	33.56	28.55
Restricted stock, vested, weighted-average grant date fair value	28.85	29.08
Restricted stock, forfeited, weighted-average grant date fair value	28.80	29.08
Restricted stock outstanding, weighted-average grant date fair value, ending balance	$ 30.96	$ 28.82